Income taxes - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Current tax benefit directly recognized in equity	€ 257,734	€ 0	€ 0
Effective tax rate	(0.90%)	(0.20%)	0.30%
Tax effect of tax losses	€ 182,300,000	€ 95,700,000	€ 43,300,000
Unrecognized deferred tax assets	€ 8,700,000	€ 23,800,000	€ 900,000
Dutch tax law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Percentage of amount of offset will limited to taxable income	50.00%
Tax effect from change in taxable income	€ 1,000,000
Swiss tax Law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Tax loss carry forwards Year	7 years